Acquisitions	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Acquisitions
12 Acquisitions

Accounting
policy
Goodwill, being the excess of the consideration over the net tangible and intangible assets acquired, represents benefits which do not qualify for recognition as intangible assets, including: the ability of a business to generate higher returns than individual assets; skilled workforces; and acquisition synergies that are specific to the Group. In addition, goodwill arises on the recognition of deferred tax liabilities in respect of intangible assets for which amortisation does not qualify for tax deductions.

During the year, a number of acquisitions were made. The net assets of the businesses acquired are incorporated at their fair value to the Group. Provisional fair values of the consideration given and of the assets and liabilities acquired are summarised below
.

	Fair value 2021 £m	Fair value 2020 £m	Fair value 2019 £m
Goodwill	131	570	257
Intangible assets	156	427	245
Property, plant and equipment	1	3	1
Non-current assets	–	1	4
Current assets	4	20	20
Current liabilities	(16)	(24)	(53)
Borrowings	–	(3)	(6)
Deferred tax	(27)	(90)	(44)
Net assets acquired	249	904	424
Consideration (after taking account of £8m (2020: £29m; 2019: £32m) net cash acquired)	249	904	424
Less: consideration deferred to future years	(14)	(40)	(10)
Less: acquisition date fair value of equity interest	–	–	(15)
Net cash flow	235	864	399
During 2021, RELX completed several acquisitions for a total of £255m, or £249m adjusted for cash acquired.
The businesses acquired in 2021 contributed £10m to revenue, had no impact on adjusted operating profit, decreased net profit by £9m (after charging £10m of integration costs and amortisation of acquired intangibles) and contributed £3m to net cash inflow from operating activities for the part year under the Group’s ownership and before taking account of acquisition financing costs. Had the businesses been acquired at the beginning of the year, on a pro forma basis the Group revenues, adjusted operating profit and net profit attributable to RELX PLC shareholders for the year would have been £7,258m, £2,208m and £1,469m respectively, before taking account of acquisition financing costs.